Financial Information of Parent Company	12 Months Ended
Dec. 31, 2020
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
Financial Information of Parent Company

	December 31,
	2019	2020
Assets
Current assets:
Cash and cash equivalents	$753,380	$153,167
Amounts due from subsidiaries, VIEs and VIE’s subsidiaries	9,557,835	9,031,501
Prepaid expenses and other current assets	260,303	338,458
Total current assets	10,571,518	9,523,126
Investments in subsidiaries, VIEs and VIE’s subsidiaries	39,142,555	34,559,573
Total assets	$49,714,073	$44,082,699
Liabilities and shareholders’ equity
Current liabilities:
Accrued expenses and other current liabilities	9,936,508	9,435,958
Amounts due to subsidiaries, VIEs and VIE’s subsidiaries	14,621,679	16,537,908
Total current liabilities	$24,558,187	$25,973,866
Shareholders’ equity
Ordinary shares (122,098,018 and 122,098,018 shares issued and outstanding as of December 31, 2019 and 2020, respectively)	57,006,534	57,006,534
Additional paid-in capital	36,925,874	37,644,994
Accumulated other comprehensive income	6,412,555	6,401,993
Retained deficits	(75,189,077)	(82,944,688)
Total shareholders’ equity	25,155,886	18,108,833
Total liabilities and shareholders’ equity	$49,714,073	$44,082,699

CHINA FINANCE ONLINE CO. LIMITED

Financial information of Parent Company

Statements of Comprehensive Income

(In U.S. dollars)

	December 31,
	2018	2019	2020
Cost of revenues	$85,493	$87,105	$85,714
Gross loss	(85,493)	(87,105)	(85,714)
Operating expenses:
General and administrative	1,069,590	1,111,665	1,201,587
Sales and marketing	17,526	—	—
Share-based compensation	858,415	417,004	729,504
Total operating expenses	1,945,531	1,528,669	1,931,090
Interest income	4,851	93	3,816
Equity in deficits of subsidiaries, VIEs and VIE’s subsidiaries	(17,888,289)	(9,627,269)	(5,734,722)
Exchange loss, net	(10,608)	(19,871)	(7,902)
Other expense, net	(25,050)	—	—
Net loss	$(19,950,120)	$(11,262,821)	$(7,755,612)
Other comprehensive income (loss), net of tax:
Changes in foreign currency translation adjustment	(362,398)	120,762	(10,562)
Other comprehensive income (loss), net of tax	(362,398)	120,762	(10,562)
Comprehensive loss	$(20,312,518)	$(11,142,059)	$(7,766,174)

CHINA FINANCE ONLINE CO. LIMITED

Financial Information of Parent Company

Statement of Shareholders’ Equity

(In U.S. dollars, except share data)

			Additional	Accumulated other	Retained	Total
	Ordinary shares		paid-in	comprehensive	earnings	shareholders’
	Shares	Amount	capital	income (loss)	(deficits)	equity
Balance as of January 1, 2018	118,098,018	$57,000,417	$34,368,210	$6,654,191	$(43,976,136)	$54,046,682
Exercise of share options by employees	—	600	—	—	—	600
Share-based compensation	—	—	858,415	—	—	858,415
Equity pick up from compensation of VIE's subsidiaries	—	—	852,497	—	—	852,497
Changes in controlling ownership interest	—	—	—	—	—	—
Foreign currency translation adjustment	—	—	—	(362,398)	—	(362,398)
Net loss	—	—	—	—	(19,950,120)	(19,950,120)
Balance as of December 31,2018	118,098,018	$57,001,017	$36,079,122	$6,291,793	$(63,926,256)	$35,445,676
Issuance of ordinary shares for the plan of stock options and restricted shares	4,000,000	520	—	—	—	520
Exercise of share options by employees	—	4,997	—	—	—	4,997
Share-based compensation	—	—	417,004	—	—	417,004
Equity pick up from compensation of VIE's subsidiaries	—	—	429,748	—	—	429,748
Changes in controlling ownership interest	—	—	—	—	—	—
Foreign currency translation adjustment	—	—	—	120,762	—	120,762
Net loss	—	—	—	—	(11,262,821)	(11,262,821)
Balance as of December 31,2019	122,098,018	$57,006,534	$36,925,874	$6,412,555	$(75,189,077)	$25,155,886
Issuance of ordinary shares for the plan of stock options and restricted shares
Exercise of share options by employees
Share-based compensation			729,504			729,504
Equity pick up from compensation of VIE's subsidiaries			(10,389)			(10,389)
Changes in controlling ownership interest
Foreign currency translation adjustment				(10,562)		(10,562)
Fractional shares sold			5			5
Net loss					(7,755,612)	(7,755,612)
Balance as of December 31,2020	122,098,018	$57,006,534	$37,644,994	$6,401,993	$(82,944,688)	$18,108,833

CHINA FINANCE ONLINE CO. LIMITED

Financial information of Parent Company

Statements of Cash Flows

(In U.S. dollars, except share-related data)

	December 31,
	2018	2019	2020
Operating activities:
Net loss	$(19,950,120)	$(11,262,821)	$(7,755,612)
Adjustments to reconcile loss to net cash provided by operating activities:
Share-based compensation	858,415	417,004	729,504
Equity in deficits of subsidiaries, VIEs and VIE’s subsidiaries	17,888,289	9,627,269	5,734,722
Changes in assets and liabilities:
Prepaid expenses and other current assets	37,254	(155,445)	(78,150)
Amounts due from subsidiaries, VIEs and VIE’s subsidiaries	4,972	282,898	526,334
Accrued expenses and other current liabilities	235,882	225,952	468,504
Amounts due to subsidiaries, VIEs and VIE’s subsidiaries	3,319,598	1,531,471	1,916,229
Net cash provided by operating activities	2,394,290	666,328	1,541,531
Investing activities:
Capital paid to subsidiaries	(12,100,010)	(7,240,000)	(1,250,000)
Net cash used in investing activities	(12,100,010)	(7,240,000)	(1,250,000)
Financing activities:
Proceeds from stock options exercised by employees and Issuance of ordinary shares	600	4,997	—
Proceeds from paid-in capital of noncontrolling shareholders	4,466,000	4,947,000	(891,744)
Net cash provided by (used in) financing activities	4,466,600	4,951,997	(891,744)
Net decrease in cash, cash and restricted cash equivalents	(5,239,120)	(1,621,675)	(600,213)
Cash, cash equivalents and restricted cash, beginning of the year	7,614,175	2,375,055	753,380
Cash, cash equivalents and restricted cash, end of the year	$2,375,055	$753,380	$153,167

Note:

Basis for preparation

The parent-company Financial Information of China Finance Online has been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that China Finance Online has used equity method to account for its investments in its subsidiaries and variable interest entities.